Schedule of Investments	Global Beta Low Beta ETF
August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 11.4%
AT&T, Inc.	2,044	$56,046
Discovery, Inc. - Class A *	159	4,586
Discovery, Inc. - Class C *	169	4,663
Electronic Arts, Inc.	17	2,469
Lumen Technologies, Inc.	597	7,343
Verizon Communications, Inc.	1,001	55,055
ViacomCBS, Inc. - Class B	278	11,523
		141,685
Consumer Discretionary - 7.3%
AutoZone, Inc. *	4	6,197
Dollar General Corp.	70	15,604
Domino's Pizza, Inc.	4	2,067
McDonald's Corp.	37	8,786
O'Reilly Automotive, Inc. *	10	5,941
Target Corp.	178	43,962
Tractor Supply Co.	28	5,439
Yum! Brands, Inc.	22	2,883
		90,879
Consumer Staples - 31.1%
Campbell Soup Co.	87	3,630
Church & Dwight Co., Inc.	26	2,175
Clorox Co.	19	3,193
Colgate-Palmolive Co.	89	6,938
Conagra Brands, Inc.	139	4,604
Costco Wholesale Corp.	156	71,056
General Mills, Inc.	133	7,689
Hershey Co.	21	3,732
Hormel Foods Corp.	88	4,008
J M Smucker Co.	27	3,339
Kellogg Co.	95	5,998
Kimberly-Clark Corp.	65	8,958
Kraft Heinz Co.	274	9,861
Kroger Co.	1,549	71,300
McCormick & Co., Inc.	29	2,502
Mondelez International, Inc. - Class A	189	11,731
PepsiCo, Inc.	213	33,311
Philip Morris International, Inc.	128	13,184
Procter & Gamble Co.	246	35,028
Tyson Foods, Inc. - Class A	255	20,023
Walmart, Inc.	429	63,535
		385,795
Energy - 0.1%
Cabot Oil & Gas Corp.	40	636

Financials - 3.9%
Allstate Corp.	158	21,374
Assurant, Inc.	26	4,423

Schedule of Investments (Continued)	Global Beta Low Beta ETF
August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7% (Continued)
Financials - 3.9% (Continued)
Cboe Global Markets, Inc.	14	$1,766
Progressive Corp.	211	20,328
		47,891
Health Care - 27.6%
AbbVie, Inc.	192	23,190
AmerisourceBergen Corp.	504	61,594
Baxter International, Inc.	61	4,649
Becton Dickinson and Co.	35	8,809
Bristol-Myers Squibb Co.	281	18,788
Cerner Corp.	30	2,290
CVS Health Corp.	701	60,559
DaVita, Inc. *	41	5,362
Eli Lilly and Co.	51	13,173
Gilead Sciences, Inc.	166	12,081
Humana, Inc.	80	32,434
Johnson & Johnson	227	39,301
Laboratory Corp of America Holdings *	26	7,888
Merck & Co, Inc.	276	21,056
Perrigo Co PLC ^	44	1,802
Pfizer, Inc.	519	23,910
Quest Diagnostics, Inc.	36	5,502
		342,388
Industrials - 7.5%
3M Co.	73	14,216
Huntington Ingalls Industries, Inc.	19	3,879
JB Hunt Transport Services, Inc.	27	4,790
L3Harris Technologies, Inc.	36	8,388
Lockheed Martin Corp.	75	26,985
Northrop Grumman Corp.	44	16,179
Otis Worldwide Corp.	72	6,640
Republic Services, Inc.	41	5,089
Waste Management, Inc.	49	7,601
		93,767
Information Technology - 1.6%
NortonLifeLock, Inc.	40	1,062
Oracle Corp.	215	19,163
		20,225

Real Estate - 1.0%
Alexandria Real Estate Equities, Inc.	6	1,238
Crown Castle International Corp.	14	2,726
Digital Realty Trust, Inc.	12	1,967
Duke Realty Corp.	10	525
Extra Space Storage, Inc.	4	747
Iron Mountain, Inc.	40	1,910
Mid-America Apartment Communities, Inc.	5	962
Public Storage	5	1,618
SBA Communications Corp. - Class A	3	1,077
		12,770

Schedule of Investments (Continued)	Global Beta Low Beta ETF
August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7% (Continued)
Utilities - 8.2%
Alliant Energy Corp.	26	$1,580
Ameren Corp.	30	2,632
American Electric Power Co., Inc.	80	7,166
American Water Works Co., Inc.	11	2,005
Atmos Energy Corp.	14	1,365
CMS Energy Corp.	50	3,206
Consolidated Edison, Inc.	72	5,432
Dominion Energy, Inc.	77	5,994
DTE Energy Co.	41	4,934
Duke Energy Corp.	104	10,885
Edison International	104	6,015
Entergy Corp.	43	4,756
Evergy, Inc.	37	2,533
Eversource Energy	49	4,446
FirstEnergy Corp.	123	4,781
NiSource, Inc.	78	1,923
Pinnacle West Capital Corp.	18	1,384
PPL Corp.	106	3,111
Public Service Enterprise Group, Inc.	69	4,412
Sempra Energy	36	4,765
Southern Co.	146	9,596
WEC Energy Group, Inc.	37	3,496
Xcel Energy, Inc.	78	5,362
		101,779
TOTAL COMMON STOCKS (Cost $1,128,566)		1,237,815

MONEY MARKET FUND - 0.1%
First American Government Obligations Fund - Class X, 0.03% (a)	1,113	1,113
TOTAL MONEY MARKET FUND (Cost $1,113)		1,113

TOTAL INVESTMENTS - 99.8% (Cost $1,129,679)		1,238,928
OTHER ASSETS LESS LIABILITIES - 0.2%		2,772
TOTAL NET ASSETS - 100.0%		$1,241,700

PLC - Public Limited Company
* Non-income producing security.
^ U.S. Dollar-denominated foreign security.
(a) 7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advisors LLC.

Global Beta ETF Trust - Organization and Investment Valuation
August 31, 2021 (Unaudited)

1. Organization
Global Beta ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 22, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three operational exchange traded funds. The Global Beta Smart Income ETF ("GBDV”) is a diversified series of the Trust, and Global Beta Low Beta ETF ("GBLO") and Global Beta Rising Stars ETF ("GBGR") are non-diversified series' of the Trust, (all collectively, the "Funds"), and  pursuant to the 1940 Act. Global Beta Advisors LLC is the investment adviser to the Funds.

GLBO seeks to track the performance (before fees and expenses) of the Global Beta Low Beta Factor Index (the “Target Index”). There can be no guarantee that the Fund will achieve its investment objective.

2. Significant Accounting Policies
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services —Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
The net asset value (“NAV”) of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund's shares, securities held by each Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value GBLO's investments as of August 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,237,815	$-	$-	$1,237,815
Short Term Investment	1,113	-	-	1,113

Total Investments in Securities	$1,238,928	$-	$-	$1,238,928

See the Schedule of Investments for further detail of investment classification.